Basis of Preparation and Significant Accounting Policies (Details) - Schedule of the balances in the consolidated statement of cash flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Reported [Member]
OPERATING ACTIVITIES
(Loss) profit before income tax		$ (78,350)	$ (131,900)
Adjustments to profit not affecting cash flows from operating activities:
Other provisions		62,246
Incremental cost of acquiring interest in joint operation
Other adjustments		490,819	630,525
Net variations in assets and liabilities:
Trade accounts receivable and working in progress		(82,527)	131,674
Other accounts receivable		41,626	(46,117)
Trade accounts payable		(55,131)	(42,062)
Other accounts payable		72,991	(58,011)
Other variations		(257,166)	(258,085)
Net cash provided by operating activities		194,508	226,024
Net cash applied to investing activities		(88,189)	(64,733)
Net cash applied to financing activities		(50,425)	(225,637)
Net decrease in cash		55,894	(64,346)
Exchange difference		1,116	13,813
Cash and cash equivalents at the beginning of the year		900,168	950,701
Cash and cash equivalents at the end of the year		957,178	900,168
NON-CASH TRANSACTIONS:
Capitalization of interests		1,244	4,887
Acquisition of assets through finance leases		104	71
Dividends declared to non-controlling interest		17,281
Acquisition of right-of-use assets		7,988	12,075
Reclassification to other accounts receivable by Concesionaria Vía Expresa Sur			24,157
Acquisition of supplier bonds			25,871
Adjustment [Member]
OPERATING ACTIVITIES
(Loss) profit before income tax	[1],[2]	17,977	(32,870)
Adjustments to profit not affecting cash flows from operating activities:
Other provisions	[3]	716
Incremental cost of acquiring interest in joint operation	[2]	12,732
Other adjustments
Net variations in assets and liabilities:
Trade accounts receivable and working in progress		(60,663)	77,726	[1],[2]
Other accounts receivable	[1]	507	(4,563)
Trade accounts payable	[2]	27,756	(36,156)
Other accounts payable	[3]	975	(4,137)
Other variations
Net cash provided by operating activities
Net cash applied to investing activities
Net cash applied to financing activities
Net decrease in cash
Exchange difference
Cash and cash equivalents at the beginning of the year
Cash and cash equivalents at the end of the year
NON-CASH TRANSACTIONS:
Capitalization of interests
Acquisition of assets through finance leases
Dividends declared to non-controlling interest
Acquisition of right-of-use assets
Reclassification to other accounts receivable by Concesionaria Vía Expresa Sur
Acquisition of supplier bonds
Restated [Member]
OPERATING ACTIVITIES
(Loss) profit before income tax		(60,373)	(164,770)
Adjustments to profit not affecting cash flows from operating activities:
Other provisions		62,962
Incremental cost of acquiring interest in joint operation		12,732
Other adjustments		490,819	630,525
Net variations in assets and liabilities:
Trade accounts receivable and working in progress		(143,190)	209,400
Other accounts receivable		42,133	(50,680)
Trade accounts payable		(27,375)	(78,218)
Other accounts payable		73,966	(62,148)
Other variations		(257,166)	(258,085)
Net cash provided by operating activities		194,508	226,024
Net cash applied to investing activities		(88,189)	(64,733)
Net cash applied to financing activities		(50,425)	(225,637)
Net decrease in cash		55,894	(64,346)
Exchange difference		1,116	13,813
Cash and cash equivalents at the beginning of the year		900,168	950,701
Cash and cash equivalents at the end of the year		957,178	900,168
NON-CASH TRANSACTIONS:
Capitalization of interests		1,244	4,887
Acquisition of assets through finance leases		104	71
Dividends declared to non-controlling interest		17,281
Acquisition of right-of-use assets		$ 7,988	12,075
Reclassification to other accounts receivable by Concesionaria Vía Expresa Sur			24,157
Acquisition of supplier bonds			$ 25,871

[1]	As discussed in Note 2.W, revenue from engineering and construction contracts is recognized over time as the Corporation fulfills its obligations, as there is a continuous transfer of control of the deliverable to the customer and revenue is recognized using the percentage-of-completion method for each contract through the date of the consolidated financial statements.
[2]	Before the immaterial correction, the Corporation presented the net position of construction contracts as either an asset or a liability. The contract was considered an asset when the gross margin earned at the measurement date was less than the Corporation’s estimated gross margin at contract completion. This asset was presented as “Work in progress”. If the gross margin obtained was greater than the estimated gross margin at completion, it was presented as a liability under “Accounts payable – Provision for estimated contract costs by stage of completion, both with an effect on the cost of construction activities account.
[3]	Corresponds to the recognition of the tax effects related to the adjustments described in (a) and (b) above.